UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811- 7878

Dreyfus LifeTime Portolios, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	9/30
Date of reporting period:	3/31/2010

FORM N-CSR

Item 1. Reports to Stockholders.

[INSERT REPORT HERE]

2

Dreyfus

LifeTime Portfolios, Inc.

Growth and Income Portfolio

SEMIANNUAL REPORT March 31, 2010

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
26	Statement of Financial Futures
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Changes in Net Assets
31	Financial Highlights
33	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus LifeTime Portfolios, Inc.
Growth and Income Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus LifeTime Portfolios, Inc.: Growth and Income Portfolio, covering the six-month period from October 1, 2009, through March 31, 2010.

The equity markets continued to produce some of the most dramatic performance returns in recent years off of the March 2009 lows, as efforts to support the global economic recovery appeared to gain traction.The “risk trade,” in which assets are shifted from conservative to more aggressive investments to take advantage of improving market conditions, continued to benefit investors in both U.S. and international markets. However, since the beginning of 2010, recent overseas credit concerns have dampened international markets to an extent, which might be an implication that this trend is moderating.

We believe that sustained global and U.S. economic expansions should proceed at an above-trend pace in 2010, the result of macroeconomic stimulation adopted by nearly every country in the world over the last year.As for the worldwide stock markets, positive returns over the foreseeable future are likely to be delivered through in-depth research and a selective security evaluation process. If you have questions about equities, your financial advisor is best suited to provide current market perspectives relative to your portfolio and to discuss potential opportunities which may match your current expectations and your long-term investment targets.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman & Chief Executive Officer
The Dreyfus Corporation
April 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2009, through March 31, 2010, as provided by Jocelin A. Reed, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended March 31, 2010, Dreyfus Lifetime Portfolios, Inc.: Growth and Income Portfolio’s Investor shares produced a total return of 7.58%, and Restricted shares returned 7.79%.1 This compares with a 6.62% total return for the fund’s customized blended benchmark for the same period.2 In addition, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) produced an 11.75% return over the reporting period.3 Stocks and higher yielding bonds generally advanced over the reporting period as the U.S.economy recovered from recession.The fund produced higher returns than its benchmark, primarily due to its emphasis on equities over bonds as well as the success of our stock selection strategy.

The Fund’s Investment Approach

Dreyfus Lifetime Portfolios:Growth & Income Portfolio seeks maximum total return. To pursue this goal, the fund typically invests in a mix of stocks and bonds.The fund’s neutral asset mix is 50% in stocks and 50% in bonds that are rated investment grade or the unrated equivalent as determined by Dreyfus.Depending on market and economic conditions, the actual mix of stocks to bonds may range from 35%/65% to 65%/35%.The fund typically invests approximately 80% of its stock allocation in stocks of large-capitalization companies.The fund may invest up to 15% of its net assets in foreign securities.

When allocating assets between stocks and bonds, we assess the relative return and risk of each asset class using a proprietary computer model. When selecting large-cap stocks, we seek stocks that appear poised for above-average, long-term capital appreciation, as well as stocks that appear undervalued. The large-cap investments generally mirror the allocations of the S&P 500 Index. The small-cap and foreign equity components and the domestic and foreign bond components are typically constructed to approximate the investment characteristics of the Russell 2000 Index, the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE) Index, the Barclays Capital Intermediate Government/Credit Index and the J.P. Morgan Non-U.S. Government Bond Index, respectively.

Economic Recovery Drove Stock and Bond Prices Higher

The reporting period witnessed the continuation of an economic recovery and stock market rally that began early in 2009. Although

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

unemployment remained stubbornly high, improved manufacturing activity and an apparent bottoming of residential housing prices helped boost confidence among investors, consumers and businesses.After four consecutive quarters of contraction, the U.S. economy returned to growth during the third quarter of 2009. However, the recovery so far has been more sluggish than historical averages.

In this environment, stocks and higher yielding sectors of the bond market rallied, while traditional safe havens such as U.S.Treasury securities lagged.Among stocks, investors appeared to search for bargains in lower-quality companies, which typically benefited smaller, more speculative stocks more than their better established counterparts. However, during the first quarter of 2010 we began to see a shift in investors’ focus toward companies with sustainable revenues and earnings.

Similar conditions prevailed in the U.S. bond market, where lower-rated corporate bonds outperformed their higher-quality counterparts. In addition, mortgage-backed securities were supported by government purchasing programs. Conversely, U.S. Treasury securities declined in value as the economy recovered.

Emphasis on Stocks Bolstered Fund Results

In response to improving corporate earnings and low interest rates, we maintained the fund’s allocation to equities at the high end of its range. This constructive posture benefited the fund’s performance when all 10 market sectors in the S&P 500 Index posted positive absolute returns. In addition, our security selection strategy enhanced the fund’s relative performance.

Equity returns were especially robust in the materials sector, where steel maker Cliffs Natural Resources, metallurgical coal producer Walter Energy and specialty chemicals company Terra Industries advanced along with commodity prices. Health care stocks climbed when controversy surrounding health care reform was resolved, especially benefiting insurers UnitedHealth Group, Wellpoint, Humana, Cigna Corp. and Aetna. In the technology sector, cloud computing specialist VMware climbed as server virtualization became more widespread. Among consumer staples companies, bottler Coca-Cola Enterprises gained value when The Coca-Cola Company acquired part of its business. In addition, Ford Motor Co. rebounded along with manufacturing activity in the automotive industry.

Disappointments in the fund’s stock portfolio included traditionally defensive companies—such as tax preparer H&R Block and education provider Apollo Group—that lagged when investors turned to more aggressive investments. Results from the utilities sector were undermined when NRG Energy encountered costs overruns at a new nuclear power plant.

We continued to manage the fund’s bond portfolio in a way that approximates the composition of its benchmark. Corporate bonds from financial companies fared particularly well, as did bonds with BBB credit ratings.

Positioned for Further Economic Improvement

As the economic recovery progresses, we currently believe that stocks are likely to continue to produce higher returns than bonds.Therefore, we have maintained a heavy emphasis on equities. Of course, we are prepared to adjust our strategies, as we deem appropriate, as economic and market conditions change.

April 15, 2010

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Bond funds are subject generally to interest rate, credit, liquidity (except Govt.-only funds), prepayment and extension risk (for mortage funds), and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, portfolio shares may be worth more or less than their original cost.
2	For the Growth and Income Portfolio, we have combined the performance of unmanaged indices reflecting the baseline percentages set forth in the prospectus, but in greater detail than the broader prospectus baseline percentages: Domestic Large Company Stocks — 36%; Domestic Small
Company Stocks — 9%; Foreign Stocks — 5%; Domestic Bonds — 45%; and Foreign Bonds
— 5%.The Customized Blended Index combines returns from the Standard & Poor’s 500
Composite Stock Price Index, the Russell 2000 Index, the Morgan Stanley Capital
International Europe, Australasia, Far East (Free) Index — Hedged $U.S. (MSCI EAFE), the
Barclays Capital Intermediate Government/Credit Bond Index (Barclays Capital Index) and the
J.P. Morgan Non-U.S. Government Bond Index — Hedged (J.P. Morgan Global Index) and is
weighted to the aforementioned baseline percentages.
The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance.
The Russell 2000 Index is an unmanaged index of small-cap stock performance and is composed of the 2,000 smallest companies in the Russell 3000 Index.The Russell 3000 Index is
composed of the 3,000 largest U.S. companies based on total market capitalization.The MSCI
EAFE is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested.The
Barclays Capital Index is a widely accepted, unmanaged index of government and corporate bond market performance composed of U.S. government,Treasury and agency securities, fixed-income securities and nonconvertible investment-grade corporate debt, with an average maturity of 1-10
years.The J.P. Morgan Global Index is an index that measures return on bonds from 12 world markets, hedged into U.S. dollars.
3	SOURCE: LIPPER INC. — Reflects the monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance. Index return does not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus LifeTime Portfolios, Inc. Growth and Income Portfolio from October 1, 2009 to March 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2010

	Restricted Class Shares	Investor Class Shares
Expenses paid per $1,000†	$ 5.08	$ 6.93
Ending value (after expenses)	$1,077.90	$1,075.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2010

	Restricted Class Shares	Investor Class Shares
Expenses paid per $1,000†	$ 4.94	$ 6.74
Ending value (after expenses)	$1,020.04	$1,018.25

† Expenses are equal to the fund’s annualized expense ratio of .98% for Restricted Class and 1.34% for Investor
Class, multiplied by the fund’s average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

March 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—37.0%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense—.1%
Boeing,
Sr. Unscd. Notes	4.88	2/15/20	55,000	56,382
United Technologies,
Sr. Unscd. Notes	7.13	11/15/10	40,000	41,627
				98,009
Agriculture—.1%
Altria Group,
Gtd. Notes	9.25	8/6/19	45,000	54,770
Auto Parts & Equipment—.0%
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	25,000	26,800
Banks—3.8%
Bank of America,
Gtd. Notes	3.13	6/15/12	90,000	93,571
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	55,000	55,731
Bank of Tokyo-Mitsubishi UFJ
Sub. Notes	7.40	6/15/11	80,000	85,472
BB & T,
Sub. Notes	4.75	10/1/12	85,000	89,687
Capital One Financial,
Sr. Unscd. Notes	7.38	5/23/14	80,000	91,501
Citigroup,
Gtd. Bonds	2.13	4/30/12	130,000	132,447
Citigroup,
Sub. Notes	5.00	9/15/14	95,000	94,960
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	135,000	141,954
Credit Suisse New York,
Sub. Notes	6.00	2/15/18	55,000	58,324
Deutsche Bank AG London,
Sr. Unscd. Notes	4.88	5/20/13	80,000	85,793
Deutsche Bank Financial,
Bank Gtd. Notes	5.38	3/2/15	45,000	47,822
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	10/15/13	90,000	96,821
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	75,000	76,960

The Portfolio 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Banks (continued)
Goldman Sachs Group,
Sr. Unscd. Notes	6.60	1/15/12	55,000	59,703
JPMorgan Chase & Co.,
Gtd. Notes	3.13	12/1/11	225,000	232,914
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	10/1/12	40,000	43,310
JPMorgan Chase & Co.,
Sub. Notes	5.75	1/2/13	50,000	54,298
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	35,000	38,059
KFW,
Gov’t Gtd. Notes	3.25	2/15/11	190,000	194,636
KFW,
Gov’t Gtd. Notes	4.88	1/17/17	65,000	70,698
Korea Development Bank,
Sr. Unscd. Notes	8.00	1/23/14	55,000	63,481
Landwirtschaftliche Rentenbank,
Gov’t Gtd. Bonds	5.13	2/1/17	55,000	60,081
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	55,000	58,218
Morgan Stanley,
Gtd. Notes	1.95	6/20/12	100,000	101,564
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	70,000	74,547
Oesterreichische Kontrollbank,
Gov’t Gtd. Notes	4.50	3/9/15	40,000	42,492
Royal Bank of Scotland Group,
Sr. Sub. Notes	6.38	2/1/11	100,000	101,515
Suntrust Bank,
Sub. Notes	6.38	4/1/11	40,000	41,769
US Bank,
Sub. Notes	6.38	8/1/11	110,000	117,161
Wachovia,
Sub. Notes	5.63	10/15/16	25,000	26,382
Wells Fargo & Co.,
Sub. Notes	5.13	9/15/16	30,000	31,176
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	50,000	53,126

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Banks (continued)
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	25,000	26,457
WestPac Banking,
Sr. Unscd. Notes	4.88	11/19/19	40,000	39,807
				2,682,437
Building & Construction—.2%
CRH America,
Gtd. Notes	5.30	10/15/13	50,000	53,303
CRH America,
Gtd. Notes	6.00	9/30/16	65,000	69,935
				123,238
Chemicals—.4%
Dow Chemical,
Sr. Unscd. Notes	7.60	5/15/14	115,000	131,401
E.I. Du Pont De Nemours,
Sr. Unscd. Notes	5.75	3/15/19	60,000 [a]	65,354
Potash of Saskatchewan,
Sr. Unscd. Notes	7.75	5/31/11	70,000	75,052
Rohm & Haas,
Sr. Unscd. Notes	5.60	3/15/13	15,000	16,012
				287,819
Consumer Products—.1%
Kimberly-Clark,
Sr. Unscd. Notes	6.13	8/1/17	40,000	45,136
Procter & Gamble,
Sr. Unscd. Notes	4.95	8/15/14	35,000	38,294
				83,430
Diversified Financial
Services—1.9%
American Express,
Sr. Unscd. Notes	7.00	3/19/18	70,000	79,629
American Express,
Sr. Unscd. Notes	8.13	5/20/19	55,000	66,728
Bear Stearns,
Sr. Unscd. Notes	5.30	10/30/15	55,000	58,623
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	30,000	34,724

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Diversified Financial
Services (continued)
Boeing Capital,
Sr. Unscd. Notes	7.38	9/27/10	100,000	103,393
BP Capital Markets,
Gtd. Notes	4.75	3/10/19	50,000	51,490
Credit Suisse USA,
Gtd. Notes	4.88	1/15/15	75,000	79,611
Credit Suisse USA,
Gtd. Notes	5.50	8/16/11	125,000	132,054
General Electric Capital,
Gtd. Notes	2.20	6/8/12	125,000	127,388
General Electric Capital,
Sr. Unscd. Notes, Ser. A	4.75	9/15/14	55,000	57,861
General Electric Capital,
Sr. Unscd. Notes	5.25	10/19/12	55,000	59,080
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	60,000	62,802
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.00	6/15/12	70,000	75,906
HSBC Finance,
Sr. Unscd. Notes	6.38	11/27/12	55,000	60,273
Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	25,000	27,779
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	80,000	88,527
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	140,000	142,932
SLM,
Sr. Unscd. Notes, Ser. A	5.00	10/1/13	50,000	47,805
				1,356,605
Diversified Metals & Mining—.2%
Barrick Gold,
Sr. Unscd. Notes	6.95	4/1/19	30,000	34,385
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	85,000	94,689
Rio Tinto Alcan,
Sr. Unscd. Notes	5.00	6/1/15	40,000	41,959
				171,033

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Electric Utilities—.6%
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	25,000	26,882
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	50,000	52,318
Commonwealth Edison,
First Mortgage Bonds	5.80	3/15/18	25,000	27,083
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	35,000	36,997
MidAmerican Energy,
Sr. Unscd. Notes	5.30	3/15/18	30,000	31,306
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	50,000	55,669
NiSource Finance,
Gtd. Notes	5.25	9/15/17	35,000	35,230
Public Service of Colorado,
First Mortgage Bonds, Ser. 12	4.88	3/1/13	50,000	54,175
Southwestern Electric Power,
Sr. Unscd. Notes, Ser. E	5.55	1/15/17	25,000	26,133
Union Electric,
Sr. Scd. Bonds	6.70	2/1/19	40,000	44,323
Virginia Electric & Power,
Sr. Unscd. Notes	5.40	4/30/18	55,000	58,476
				448,592
Food & Beverages—.5%
Anheuser-Busch,
Gtd. Bonds	5.00	1/15/15	55,000	58,883
Coca-Cola Enterprises,
Sr. Unscd. Debs.	8.50	2/1/12	35,000	39,480
ConAgra Foods,
Sr. Unscd. Notes	6.75	9/15/11	16,000	17,199
Diageo Capital,
Gtd. Notes	5.75	10/23/17	45,000	48,832
General Mills,
Sr. Unscd. Notes	5.65	2/15/19	40,000	42,980
Kraft Foods,
Unscd. Notes	5.25	10/1/13	50,000	54,142
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	10,000	10,983

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Food & Beverages (continued)
Kroger,
Gtd. Notes	6.15	1/15/20	50,000		54,379
Pepsico,
Sr. Unscd. Notes	4.50	1/15/20	55,000		55,732
					382,610
Foreign/Governmental—1.5%
African Development Bank,
Sub. Notes	6.88	10/15/15	45,000		51,392
Asian Development Bank,
Sr. Unscd. Notes	2.75	5/21/14	75,000		76,308
Eksportfinans,
Sr. Unscd. Notes	5.50	5/25/16	60,000		66,172
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	75,000		82,523
European Investment Bank,
Sr. Unscd. Notes	5.25	6/15/11	105,000		110,660
Federal Republic of Brazil,
Sr. Unscd. Notes	7.88	3/7/15	35,000	[a]	41,563
Inter-American Development Bank,
Sr. Unsub. Bonds	3.88	9/17/19	50,000		50,217
Inter-American Development Bank,
Sr. Unscd. Notes	5.13	9/13/16	55,000	[a]	60,830
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	5.00	4/1/16	35,000		38,602
Province of Manitoba Canada,
Sr. Unscd. Debs., Ser. FH	4.90	12/6/16	45,000	[a]	48,729
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	30,000		29,515
Province of Quebec Canada,
Unscd. Debs.	4.88	5/5/14	45,000		49,132
Republic of Chile,
Sr. Unscd. Bonds	5.50	1/15/13	75,000		82,200
Republic of Italy,
Sr. Unscd. Notes	4.38	6/15/13	85,000	[a]	89,927
Republic of Poland,
Sr. Unscd. Bonds	5.00	10/19/15	40,000	[a]	42,410
United Mexican States,
Sr. Unscd. Notes	5.13	1/15/20	36,000		36,540

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental (continued)
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	20,000		21,500
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	110,000	[a]	124,850
					1,103,070
Health Care—.6%
Astrazeneca,
Sr. Unscd. Notes	5.40	9/15/12	100,000		109,267
Baxter International,
Sr. Unscd. Notes	5.90	9/1/16	50,000		56,661
Cardinal Health,
Sr. Unscd. Bonds	4.00	6/15/15	60,000		60,459
Coventry Health Care,
Sr. Unscd. Notes	5.95	3/15/17	30,000		28,669
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	45,000		48,943
Johnson & Johnson,
Sr. Unscd. Notes	5.15	7/15/18	20,000		21,525
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	30,000		33,944
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	30,000		32,258
Wyeth,
Gtd. Notes	5.50	2/1/14	25,000		27,603
					419,329
Manufacturing—.3%
GE Capital Trust I,
Sub. Debs.	6.38	11/15/67	55,000	[b]	51,700
General Electric,
Sr. Unscd. Notes	5.00	2/1/13	35,000		37,754
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	40,000		42,020
Honeywell International,
Sr. Unscd. Notes	5.30	3/1/18	75,000		80,013
					211,487
Media—.5%
Comcast Cable Communications,
Gtd. Notes	6.75	1/30/11	80,000		83,630

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Media (continued)
Cox Communications,
Sr. Unscd. Notes	5.45	12/15/14	45,000	48,693
News America,
Gtd. Notes	6.90	3/1/19	30,000	34,152
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	35,000	42,423
Time Warner,
Gtd. Notes	5.88	11/15/16	30,000	32,821
Walt Disney,
Sr. Unscd. Notes	4.70	12/1/12	75,000	80,955
				322,674
Office Equipment—.0%
Xerox,
Sr. Notes	5.63	12/15/19	30,000	30,894
Oil & Gas—.6%
Apache Finance Canada,
Gtd. Bonds	4.38	5/15/15	50,000	52,864
Canadian National Resources,
Sr. Unscd. Notes	5.90	2/1/18	35,000	37,938
ConocoPhillips,
Gtd. Notes	5.75	2/1/19	25,000	27,300
ConocoPhillips,
Sr. Unscd. Notes	8.75	5/25/10	75,000	75,882
Marathon Oil,
Sr. Unscd. Notes	7.50	2/15/19	35,000	41,180
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	30,000	31,480
Petroleos Mexicanos,
Gtd. Notes	8.00	5/3/19	30,000	35,325
Valero Energy,
Gtd. Notes	6.13	6/15/17	50,000	52,120
XTO Energy,
Sr. Unscd. Notes	5.65	4/1/16	35,000	38,800
				392,889
Pipelines—.3%
Consolidated Natural Gas,
Sr. Unscd. Notes, Ser. A	5.00	12/1/14	40,000	42,669

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pipelines (continued)
Enterprise Products Operating,
Gtd. Bonds, Ser. L	6.30	9/15/17	90,000	99,011
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	7.13	3/15/12	85,000	93,108
				234,788
Property & Casualty Insurance—.4%
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	30,000	32,658
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	45,000	41,876
Berkshire Hathaway,
Gtd. Notes	5.40	5/15/18	15,000	15,975
Hartford Financial Services Group,
Sr. Unscd. Notes	6.00	1/15/19	35,000	35,903
MetLife,
Sr. Unscd. Notes	6.13	12/1/11	35,000	37,460
Prudential Financial,
Sr. Unscd. Notes	5.10	12/14/11	40,000	42,013
Travelers,
Sr. Unscd. Notes	5.90	6/2/19	40,000	43,826
Willis North America,
Gtd. Notes	6.20	3/28/17	15,000	15,218
				264,929
Real Estate—.3%
Avalonbay Communities,
Sr. Unscd. Notes	6.63	9/15/11	11,000	11,772
HCP,
Sr. Unscd. Notes	6.00	1/30/17	30,000	29,923
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	20,000	19,414
Mack-Cali Realty,
Sr. Unscd. Notes	7.75	2/15/11	50,000	52,288
Prologis,
Sr. Scd. Notes	6.88	3/15/20	40,000	39,580
Regency Centers,
Gtd. Notes	5.88	6/15/17	25,000	24,994
				177,971

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Retail—.3%
CVS Caremark,
Sr. Unscd. Notes	4.88	9/15/14	30,000	31,994
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	50,000	54,098
Kohl’s,
Sr. Unscd. Notes	6.30	3/1/11	20,000	20,910
Lowe’s,
Sr. Unscd. Notes	6.10	9/15/17	45,000	50,218
Wal-Mart Stores,
Sr. Unscd. Notes	5.80	2/15/18	30,000	33,534
				190,754
State/Territory
General Obligations—.1%
Tennessee Valley Authority,
Notes	5.50	7/18/17	60,000	66,938
Technology—.3%
Hewlett-Packard,
Sr. Unscd. Notes	6.50	7/1/12	50,000	55,357
Intuit,
Sr. Unscd. Notes	5.75	3/15/17	35,000	37,046
Oracle,
Sr. Unscd. Notes	4.95	4/15/13	90,000	97,843
				190,246
Telecommunications—.9%
AT & T,
Sr. Unscd. Notes	5.10	9/15/14	75,000	81,227
AT & T,
Gtd. Notes	7.30	11/15/11	100,000 [b]	109,350
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	60,000	66,944
Embarq,
Sr. Unscd. Notes	6.74	6/1/13	70,000	76,217
New Cingular Wireless Services,
Sr. Unscd. Notes	7.88	3/1/11	35,000	37,256
Qwest,
Sr. Unscd. Notes	7.50	10/1/14	51,000	55,973
Rogers Communications,
Gtd. Notes	6.80	8/15/18	30,000	34,182

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Telecommunications (continued)
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	25,000	26,207
Telefonica Emisones,
Gtd. Notes	6.42	6/20/16	40,000	44,494
Verizon Communications,
Sr. Unscd. Notes	5.50	4/1/17	25,000	26,704
Verizon Communications,
Sr. Unscd. Notes	6.35	4/1/19	40,000	44,365
Vodafone Group,
Sr. Unscd. Notes	5.38	1/30/15	40,000	42,956
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	25,000	26,790
				672,665
Transportation—.2%
CSX,
Sr. Unscd. Notes	5.50	8/1/13	50,000	54,160
Norfolk Southern,
Sr. Unscd. Notes	6.75	2/15/11	50,000	52,308
Union Pacific,
Sr. Unscd. Notes	6.50	4/15/12	12,000	13,108
				119,576
U.S. Government Agencies—4.1%
Federal Farm Credit Banks,
Bonds	3.88	10/7/13	135,000	143,249
Federal Home Loan Banks,
Bonds, Ser. 432	4.50	9/16/13	100,000	108,222
Federal Home Loan Banks,
Bonds	4.63	10/10/12	5,000	5,394
Federal Home Loan Banks,
Bonds	4.88	11/18/11	120,000	127,605
Federal Home Loan Banks,
Bonds, Ser. VB15	5.00	12/21/15	80,000	87,920
Federal Home Loan Banks,
Bonds	5.00	11/17/17	65,000	71,155
Federal Home Loan Banks,
Bonds, Ser. 467	5.25	6/18/14	60,000	66,779
Federal Home Loan Banks,
Bonds, Ser. 656	5.38	5/18/16	40,000	44,508

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies (continued)
Federal Home Loan Banks,
Bonds, Ser. 312	5.75	5/15/12	80,000		87,573
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	120,000	[c]	117,285
Federal Home Loan Mortgage Corp.,
Notes	4.50	7/15/13	90,000	[c]	97,405
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	170,000	[c]	184,172
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/15	100,000	[c]	108,255
Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	170,000	[c]	184,487
Federal Home Loan Mortgage Corp.,
Notes	5.25	7/18/11	145,000	[c]	153,539
Federal Home Loan Mortgage Corp.,
Notes	5.75	1/15/12	50,000	[c]	54,109
Federal National Mortgage
Association, Notes	1.88	4/20/12	125,000	[c]	126,686
Federal National Mortgage
Association, Notes	2.00	1/9/12	220,000	[c]	223,551
Federal National Mortgage
Association, Notes	2.75	3/13/14	85,000	[c]	86,602
Federal National Mortgage
Association, Sr. Unscd. Notes	4.38	9/15/12	195,000	[c]	208,746
Federal National Mortgage
Association, Bonds	4.38	3/15/13	195,000	[c]	210,031
Federal National Mortgage
Association, Notes	4.38	10/15/15	20,000	[c]	21,366
Federal National Mortgage
Association, Notes	5.00	2/13/17	55,000	[c]	59,986
Federal National Mortgage
Association, Bonds	5.00	5/11/17	80,000	[c]	87,067
Federal National Mortgage
Association, Bonds	6.00	5/15/11	220,000	[c]	233,353
					2,899,045

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)
U.S. Government Securities—18.7%
U.S. Treasury Bonds:
7.25%, 5/15/16	105,000	130,397
8.75%, 5/15/17	40,000 [a]	54,075
8.88%, 2/15/19	215,000	300,177
9.00%, 11/15/18	245,000 [a]	343,555
9.88%, 11/15/15	295,000	404,818
11.25%, 2/15/15	65,000 [a]	91,264
U.S. Treasury Notes:
1.00%, 7/31/11	40,000	40,219
1.13%, 1/15/12	275,000	276,096
1.38%, 4/15/12	460,000	463,342
1.38%, 5/15/12	240,000	241,556
1.38%, 10/15/12	375,000	375,586
1.75%, 3/31/14	65,000	64,045
1.88%, 4/30/14	365,000	360,694
2.38%, 2/28/15	255,000 [a]	253,328
2.50%, 3/31/13	435,000 [a]	447,065
2.75%, 10/31/13	340,000	349,961
2.75%, 2/15/19	335,000	311,053
3.13%, 9/30/13	140,000	146,027
3.13%, 5/15/19	335,000	319,166
3.38%, 6/30/13	255,000	268,408
3.38%, 11/15/19	105,000	101,350
3.50%, 2/15/18	265,000	265,890
3.63%, 5/15/13	365,000	387,328
3.63%, 8/15/19	170,000	167,981
3.75%, 11/15/18	120,000	120,947
3.88%, 10/31/12	245,000	260,849
3.88%, 2/15/13	110,000	117,416
3.88%, 5/15/18	260,000	266,642
4.00%, 2/15/14	305,000 [a]	327,899
4.00%, 2/15/15	145,000	155,286
4.00%, 8/15/18	195,000	200,926
4.25%, 9/30/12	235,000 [a]	252,203
4.25%, 8/15/13	220,000	238,150
4.25%, 8/15/14	325,000	352,524
4.25%, 11/15/14	695,000	753,370
4.25%, 8/15/15	290,000	313,200

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)
U.S. Government Securities (continued)
U.S. Treasury Notes (continued):
4.25%, 11/15/17	90,000 [a]	95,231
4.38%, 8/15/12	220,000 [a]	236,466
4.50%, 11/30/11	155,000	164,518
4.50%, 3/31/12	70,000 [a]	74,862
4.50%, 11/15/15	85,000	92,902
4.50%, 2/15/16	120,000	130,753
4.50%, 5/15/17	185,000	199,800
4.63%, 8/31/11	550,000 [a]	580,787
4.63%, 10/31/11	150,000 [a]	159,152
4.63%, 2/29/12	400,000 [a]	428,032
4.75%, 1/31/12	680,000	727,760
4.75%, 8/15/17	290,000	317,301
4.88%, 5/31/11	125,000	131,372
4.88%, 7/31/11	180,000	190,245
4.88%, 8/15/16	60,000 [a]	66,511
5.13%, 5/15/16	145,000	162,785
		13,281,270
Total Bonds and Notes
(cost $25,436,806)		26,293,868

Common Stocks—47.1%	Shares	Value ($)
Consumer Discretionary—4.4%
Aeropostale	7,000 [d]	201,810
Coach	3,700	146,224
Comcast, Cl. A	9,250	174,085
DIRECTV, Cl. A	2,500 [d]	84,525
Ford Motor	39,100 [d]	491,487
Gap	17,650	407,891
H & R Block	13,500	240,300
Ross Stores	7,050	376,964
Sears Holdings	900 [d]	97,587
Time Warner	18,900	591,003
TJX	6,850	291,262
		3,103,138

Common Stocks (continued)	Shares	Value ($)
Consumer Staples—5.9%
Coca-Cola	1,300	71,500
Colgate-Palmolive	1,000	85,260
ConAgra Foods	10,100	253,207
Del Monte Foods	7,150	104,390
Estee Lauder, Cl. A	4,000	259,480
General Mills	6,300	445,977
Hershey	2,150	92,041
Kimberly-Clark	7,200	452,736
PepsiCo	2,450	162,092
Procter & Gamble	10,284	650,669
Tyson Foods, Cl. A	17,400	333,210
Wal-Mart Stores	15,107	839,949
Walgreen	12,350	458,062
		4,208,573
Energy—4.8%
Atwood Oceanics	4,250 [d]	147,177
Chevron	11,230	851,571
ConocoPhillips	3,100	158,627
ENSCO, ADR	2,900	129,862
Exxon Mobil	16,104	1,078,646
Marathon Oil	12,250	387,590
Spectra Energy	21,300	479,889
XTO Energy	3,900	184,002
		3,417,364
Financial—6.5%
Aflac	4,200	228,018
American Express	6,850	282,631
Bank of America	11,000	196,350
Berkshire Hathaway, Cl. B	1,350 [d]	109,714
Charles Schwab	12,550	234,560
Discover Financial Services	25,750	383,675
Fidelity National Financial, Cl. A	9,400	139,308

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Fifth Third Bancorp	7,950	108,040
First Horizon National	6,184 [d]	86,880
Goldman Sachs Group	3,677	627,406
JPMorgan Chase & Co.	14,567	651,873
Moody’s	10,300	306,425
PNC Financial Services Group	2,150	128,355
Prudential Financial	7,400	447,700
Public Storage	1,000 [e]	91,990
State Street	9,050	408,517
Wells Fargo & Co.	6,500	202,280
		4,633,722
Health Care—6.6%
Aetna	4,000	140,440
Amgen	10,250 [d]	612,540
Bristol-Myers Squibb	6,400	170,880
Cardinal Health	2,700	97,281
Forest Laboratories	4,900 [d]	153,664
Gilead Sciences	11,700 [d]	532,116
Hospira	7,300 [d]	413,545
Humana	4,725 [d]	220,988
Johnson & Johnson	12,031	784,421
Life Technologies	4,850 [d]	253,510
McKesson	1,300	85,436
Medco Health Solutions	3,050 [d]	196,908
Merck & Co.	1,950	72,833
Pfizer	23,251	398,755
UnitedHealth Group	2,300	75,141
WellPoint	7,600 [d]	489,288
		4,697,746
Industrial—4.7%
3M	4,400	367,708
Boeing	1,150	83,501
Caterpillar	2,450	153,982
EMCOR Group	4,750 [d]	116,992

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Emerson Electric	2,300	115,782
General Electric	14,286	260,005
Northrop Grumman	8,100	531,117
Oshkosh	9,250 [d]	373,145
Raytheon	6,950	396,984
Southwest Airlines	32,250	426,345
Tyco International	2,550	97,537
United Technologies	5,225	384,612
		3,307,710
Information Technology—9.4%
3Com	15,500 [d]	119,195
Apple	1,470 [d]	345,347
Applied Materials	34,450	464,386
Cisco Systems	3,479 [d]	90,558
Fiserv	2,150 [d]	109,134
Google, Cl. A	932 [d]	528,453
Hewlett-Packard	4,675	248,476
Intel	17,650	392,889
International Business Machines	7,150	916,988
Intuit	5,250 [d]	180,285
Marvell Technology Group	4,000 [d]	81,520
MasterCard, Cl. A	1,650	419,100
Micron Technology	16,300 [d]	169,357
Microsoft	34,002	995,239
Oracle	15,126	388,587
SanDisk	8,650 [d]	299,550
Seagate Technology	16,800 [d]	306,768
Western Digital	10,650 [d]	415,244
Western Union	8,500	144,160
Xilinx	3,400	86,700
		6,701,936
Materials—1.5%
Freeport-McMoRan Copper & Gold	3,500	292,390
International Paper	14,400	354,384

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Materials (continued)
Lubrizol	1,250	114,650
Newmont Mining	1,650	84,035
Reliance Steel & Aluminum	4,050	199,382
		1,044,841
Telecommunication Services—1.4%
AT & T	33,350	861,764
Verizon Communications	4,901	152,029
		1,013,793
Utilities—1.9%
Duke Energy	4,750	77,520
Entergy	1,000	81,350
Pinnacle West Capital	7,350	277,316
Progress Energy	10,950	430,992
Sempra Energy	7,550	376,745
TECO Energy	8,050	127,915
		1,371,838
Total Common Stocks
(cost $30,512,959)		33,500,661
	Principal
Short-Term Investments—1.3%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.07%, 4/29/10
(cost $899,951)	900,000 [f]	899,902

Other Investment—14.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,057,000)	10,057,000 [g]	10,057,000

Investment of Cash Collateral
for Securities Loaned—5.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $3,989,266)	3,989,266 [g]	3,989,266

Total Investments (cost $70,895,982)	105.1%	74,740,697
Liabilities, Less Cash and Receivables	(5.1%)	(3,634,617)
Net Assets	100.0%	71,106,080

ADR—American Depository Receipts

a Security, or portion thereof, on loan. At March 31, 2010, the total market value of the fund’s securities on loan is
$3,877,457 and the total market value of the collateral held by the fund is $3,989,266.
b Variable rate security—interest rate subject to periodic change.
c On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
d Non-income producing security.
e Investment in real estate investment trust.
f Held by a broker as collateral for open financial futures positions.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Common Stocks	47.1	Corporate Bonds	12.6
U.S. Government & Agencies	22.8	Foreign/Governmental	1.5
Short-Term/		State/Government General Obligations	.1
Money Market Investments	21.0		105.1

† Based on net assets.
See notes to financial statements.

The Fund 25

STATEMENT OF FINANCIAL FUTURES

March 31, 2010 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
Contracts		Contracts ($)	Expiration	at 3/31/2010 ($)
Financial Futures Long
E-Mini MSCI EAFE	42	3,304,980	June 2010	(15,306)
Russell 2000 Mini	132	8,937,720	June 2010	68,970
Gross Unrealized Appreciation				68,970
Gross Unrealized Depreciation				(15,306)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $3,877,457)—Note 2(c):
Unaffiliated issuers	56,849,716	60,694,431
Affiliated issuers	14,046,266	14,046,266
Cash		35,248
Cash on Initial Margin		325,630
Receivable for investment securities sold		1,348,560
Dividends and interest receivable		300,863
Receivable for shares of Common Stock subscribed		2,799
Prepaid expenses		14,536
		76,768,333
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 4(b)		72,508
Liability for securities on loan—Note 2(c)		3,989,266
Payable for investment securities purchased		1,394,918
Payable for futures variation margin—Note 5		83,946
Payable for shares of Common Stock redeemed		53,057
Accrued expenses		68,558
		5,662,253
Net Assets ($)		71,106,080
Composition of Net Assets ($):
Paid-in capital		79,017,813
Accumulated distributions in excess of investment income—net		(41,901)
Accumulated net realized gain (loss) on investments		(11,768,211)
Accumulated net unrealized appreciation (depreciation)
on investments (including $53,664 net unrealized
appreciation on financial futures)		3,898,379
Net Assets ($)		71,106,080

Net Asset Value Per Share
	Restricted Class	Investor Class
Net Assets ($)	8,160,430	62,945,650
Shares Outstanding	578,525	4,166,726
Net Asset Value Per Share ($)	14.11	15.11

See notes to financial statements.

The Fund 27

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2010 (Unaudited)

Investment Income ($):
Income:
Interest	480,811
Dividends;
Unaffiliated issuers	319,950
Affiliated issuers	5,454
Income from securities lending—Note 2(c)	2,823
Total Income	809,038
Expenses:
Investment advisory fee—Note 4(a)	263,366
Shareholder servicing costs—Note 4(b)	132,944
Professional fees	41,727
Registration fees	6,798
Custodian fees—Note 4(b)	5,663
Prospectus and shareholders’ reports	2,544
Directors’ fees and expenses—Note 4(c)	1,726
Miscellaneous	1,981
Total Expenses	456,749
Less—reduction in fees due to earnings credits—Note 2(c)	(150)
Net Expenses	456,599
Investment Income—Net	352,439
Realized and Unrealized Gain (Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments and foreign currency transactions	3,023,765
Net realized gain (loss) on financial futures	1,404,739
Net Realized Gain (Loss)	4,428,504
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	690,570
Net unrealized appreciation (depreciation) on financial futures	(285,850)
Net Unrealized Appreciation (Depreciation)	404,720
Net Realized and Unrealized Gain (Loss) on Investments	4,833,224
Net Increase in Net Assets Resulting from Operations	5,185,663

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2010	Year Ended
	(Unaudited)	September 30, 2009
Operations ($):
Investment income—net	352,439	1,150,010
Net realized gain (loss) on investments	4,428,504	(9,209,923)
Net unrealized appreciation
(depreciation) on investments	404,720	6,363,773
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,185,663	(1,696,140)
Dividends to Shareholders from ($):
Investment income—net:
Restricted Class Shares	(160,699)	(375,162)
Investor Class Shares	(1,036,415)	(951,734)
Total Dividends	(1,197,114)	(1,326,896)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Restricted Class Shares	238,215	763,814
Investor Class Shares	1,455,861	3,841,065
Dividends reinvested:
Restricted Class Shares	160,198	374,385
Investor Class Shares	984,972	910,941
Cost of shares redeemed:
Restricted Class Shares	(500,938)	(12,248,878)
Investor Class Shares	(5,657,218)	(15,999,514)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(3,318,910)	(22,358,187)
Total Increase (Decrease) in Net Assets	669,639	(25,381,223)
Net Assets ($):
Beginning of Period	70,436,441	95,817,664
End of Period	71,106,080	70,436,441
Accumulated (distribution in excess of)
investment income—net	(41,901)	802,774

The Fund 29

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	March 31, 2010	Year Ended
	(Unaudited)	September 30, 2009
Capital Share Transactions (Shares):
Restricted Class Shares
Shares sold	17,568	65,724
Shares issued for dividends reinvested	11,911	34,190
Shares redeemed	(36,998)	(1,059,622)
Net Increase (Decrease) in Shares Outstanding	(7,519)	(959,708)
Investor Class Shares
Shares sold	99,643	306,260
Shares issued for dividends reinvested	68,306	77,666
Shares redeemed	(386,911)	(1,281,118)
Net Increase (Decrease) in Shares Outstanding	(218,962)	(897,192)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
March 31, 2010			Year Ended September 30,
Restricted Class Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	13.36	13.36	17.18	16.60	16.11	15.09
Investment Operations:
Investment income—net[a]	.09	.24	.31	.42	.36	.35
Net realized and unrealized
gain (loss) on investments	.95	.00[b]	(2.41)	1.45	.94	1.07
Total from Investment Operations	1.04	.24	(2.10)	1.87	1.30	1.42
Distributions:
Dividends from
investment income—net	(.29)	(.24)	(.54)	(.51)	(.81)	(.40)
Dividends from net realized
gain on investments	—	—	(1.18)	(.78)	—	—
Total Distributions	(.29)	(.24)	(1.72)	(1.29)	(.81)	(.40)
Net asset value, end of period	14.11	13.36	13.36	17.18	16.60	16.11
Total Return (%)	7.79[c]	2.31	(13.38)	11.70	8.44	9.49
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.98[d]	1.05	1.16	1.00	1.02	.84
Ratio of net expenses
to average net assets	.98[d,e]	1.04	1.15	1.00[e]	1.02[e]	.84[e]
Ratio of net investment income
to average net assets	1.32[d]	2.13	2.08	2.50	2.48	2.28
Portfolio Turnover Rate	42.86[c]	73.05	82.41	49.68	48.36	58.32
Net Assets, end of period
($ x 1,000)	8,160	7,832	20,647	34,102	40,856	171,055

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2010			Year Ended September 30,
Investor Class Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	14.27	14.23	18.18	17.52	16.98	15.81
Investment Operations:
Investment income—net[a]	.07	.20	.26	.39	.36	.34
Net realized and unrealized
gain (loss) on investments	1.01	.03	(2.54)	1.53	.97	1.12
Total from Investment Operations	1.08	.23	(2.28)	1.92	1.33	1.46
Distributions:
Dividends from
investment income—net	(.24)	(.19)	(.49)	(.48)	(.79)	(.29)
Dividends from net realized
gain on investments	—	—	(1.18)	(.78)	—	—
Total Distributions	(.24)	(.19)	(1.67)	(1.26)	(.79)	(.29)
Net asset value, end of period	15.11	14.27	14.23	18.18	17.52	16.98
Total Return (%)	7.58[b]	1.98	(13.65)	11.37	8.08	9.27
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.34[c]	1.41	1.54	1.34	1.32	1.04
Ratio of net expenses
to average net assets	1.34[c,d]	1.40	1.53	1.34[d]	1.32[d]	1.04[d]
Ratio of net investment income
to average net assets	.96[c]	1.59	1.62	2.18	2.13	2.08
Portfolio Turnover Rate	42.86[b]	73.05	82.41	49.68	48.36	58.32
Net Assets, end of period
($ x 1,000)	62,946	62,604	75,171	46,830	49,629	51,247

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—General:

Dreyfus Lifetime Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering one fund, the Growth and Income Portfolio (the“fund”).The fund’s investment objective is to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”),an indirect wholly owned subsidiary of BNY Mellon, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares: Restricted and Investor. Investor Class shares are offered to any investor and Restricted Class shares are offered only to clients of certain banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the Distributor. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and inter-

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

pretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition,an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Debt securities, excluding short-term investments (other than U.S. Treasury Bills) and financial futures, are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the fund securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	33,370,799	—	—	33,370,799
Equity Securities—
Foreign†	129,862	—	—	129,862
U.S. Treasury	—	14,181,172	—	14,181,172
Corporate Bonds†	—	8,943,545	—	8,943,545
Foreign Government	—	1,103,070	—	1,103,070
Municipal Bonds	—	66,938	—	66,938
U.S. Government
Agencies/
Mortgage-Backed	—	2,899,045	—	2,899,045
Mutual Funds	14,046,266	—	—	14,046,266
Other Financial
Instruments††	68,970	—	—	68,970
Liabilities ($)
Other Financial
Instruments††	(15,306)	—	—	(15,306)

†	See Statement of Investments for industry classification.
††	Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases,sales,issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies,currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s book and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments, resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended March 31, 2010, The Bank of New York Mellon earned $1,210 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded by the fund on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended September 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $8,919,223 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 2009. If not applied, $1,472,188 of the carryover expires in fiscal 2010, $413,585 expires in fiscal 2015 and $7,033,450 expires in fiscal 2017. Based on certain provisions in the Code, some of those losses acquired from the fund merger with Dreyfus Founders Balanced Fund are available but subject to an annual limitation.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2009 was as follows: ordinary income $1,326,896.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 3—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended March 31, 2010, the fund did not borrow under the Facilities.

NOTE 4—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement (the “Agreement”) with Dreyfus, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Capital, Dreyfus has agreed to pay Mellon Capital a monthly sub-advisory fee for the fund, computed at the following annual rates:

Annual Fee as a Percentage of
Total Fund Net Assets	Average Daily Net Assets of the Fund
$0 up to $600 million	.28%
$600 million up to $1.2 billion	.18%
$1.2 billion up to $1.8 billion	.13%
In excess of $1.8 billion	.08%

(b) Under the Shareholder Services Plan, the fund pays the Distributor, at an annual rate of .25% of the value of the average daily net assets of the fund’s Investor Class shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2010, the fund’s Investor Class was charged $78,002 pursuant to the Shareholder Services Plan.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2010, the fund was charged $21,796 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended March 31, 2010, the fund was charged $3,356 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits which amounted to $150.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2010, the fund was charged $5,663 pursuant to the custody agreement.

During the period ended March 31, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $45,174, shareholder services plan fees $13,341, custodian fees $4,001, chief compliance officer fees $2,742 and transfer agency fees $7,250.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 5—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and financial futures, during the period ended March 31, 2010, amounted to $25,100,315 and $26,937,054, respectively.

The fund may invest in shares of certain affiliated investment companies also advised or managed by the adviser. Investments in affiliated investment companies for the period ended March 31, 2010 were as follows:

Affiliated
Investment	Value			Value	Net
Company	9/30/2009 ($)	Purchases ($)	Sales ($)	3/31/2010 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	11,028,000	8,405,000	9,376,000	10,057,000	14.1
Dreyfus
Institutional
Cash
Advantage
Fund	9,640,016	19,026,910	24,677,660	3,989,266	5.6
Total	20,668,016	27,431,910	34,053,660	14,046,266	19.7

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board ofTrade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at March 31, 2010 are set forth in the Statement of Financial Futures.

At March 31, 2010, accumulated net unrealized appreciation on investments was $3,844,715, consisting of $4,632,292 gross unrealized appreciation and $787,577 gross unrealized depreciation.

At March 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 6—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

3

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus LifeTime Portfolios, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	May 24, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	May 24, 2010

5

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

6